Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	Patent Properties, Inc.
Entity Central Index Key	0001294649
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PPRO